Expense Example {- Fidelity® Growth Discovery Fund} - 06.30 Fidelity Growth Discovery Fund K PRO-07 - Fidelity® Growth Discovery Fund - Fidelity Growth Discovery Fund-Class K	Aug. 28, 2021 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859